Financial Instruments - Derivatives and Hedging	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Derivatives and Hedging
Financial Instruments - Derivatives and Hedging
The Company's use of derivative instruments is limited to the utilization of interest rate agreements or other instruments to manage interest rate risk exposures and not for speculative purposes. In certain situations, the Company has entered into derivative financial instruments such as interest rate swap and interest rate cap agreements to manage interest rate risk exposure arising from variable rate debt transactions that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s objective in using interest rate derivatives is to add stability to interest expense and to manage its exposure to interest rate movements.

Cash Flow Hedges of Interest Rate Risk
Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without changing the underlying notional amount. During the year ended December 31, 2013, the Company entered into five forward starting interest rate swap agreements with a notional amount of $1,500.0 million to hedge the variable cash flows associated with third party debt. Brixmor did not have any derivatives designated as cash flow hedges as of December 31, 2012

A detail of the Company’s interest rate derivatives designated as cash flow hedges outstanding as of December 31, 2013 is as follows:

	Number of Instruments	Notional Amount
Interest Rate Swaps	5	$1,500,000

The Company has elected to present its interest rate derivatives on its Consolidated Balance Sheets on a gross basis as interest rate swap assets and interest rate swap liabilities. A detail of the Company’s fair value of interest rate derivatives on a gross and net basis as of December 31, 2013 and 2012, respectively, is as follows:

	Fair Value of Derivative Instruments
Interest rate swaps classified as:	December 31, 2013	December 31, 2012
Gross derivative assets	$—	$—
Gross derivative liabilities	(6,795)	—
Net derivative liability	$(6,795)	$—

All of the Company’s outstanding interest rate swap agreements for the periods presented were designated as cash flow hedges of interest rate risk. The effective portion of changes in the fair value of derivatives designated as, and that qualify as, cash flow hedges is recorded in other comprehensive income (“OCI”) and is reclassified into earnings as interest expense in the period that the hedged forecasted transaction affects earnings. The effective portion of the Company’s interest rate swaps that was recorded in the accompanying Consolidated Statements of Operations for the year ended December 31, 2013is as follows:

Derivatives in Cash Flow Hedging Relationships (Interest Rate Swaps and Caps)	Year Ended December 31, 2013
Amount of loss recognized in OCI on derivative	$(6,795)
Amount of gain (loss) reclassified from accumulated OCI into interest expense	$—

The Company estimates that approximately $9.0 million will be reclassified from accumulated other comprehensive loss as an increase to interest expense over the next twelve months. No gain or loss was recognized related to hedge ineffectiveness or to amounts excluded from effectiveness testing on the Company’s cash flow hedges during the year ended December 31, 2013. The Company did not have any designated hedges for the year ended December 31, 2012, the period from June 28, 2011 through December 31, 2011 or the period from January 1, 2011 through June 27, 2011.

Non-Designated (Mark-to Market) Hedges of Interest Rate Risk
The Company does not use derivatives for trading or speculative purposes. Derivatives not designated as hedges are used to manage the Company’s exposure to interest rate movements but do not meet the strict hedge accounting requirements. The Company’s only non-designated interest rate derivatives held as of December 31, 2013 and 2012 were interest rate caps. Interest rate caps involve the receipt of variable amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. As of December 31, 2013 and 2012, the fair value of these interest rate caps was nominal, and, during the years ended December 31, 2013 and 2012, the period from June 28, 2011 to December 31, 2011 and the period from January 1, 2011 to June 27, 2011, no payments were received from the respective counterparties.

A detail of the Company’s non-designated interest rate derivatives outstanding as of December 31, 2013 is as follows:

	Number of Instruments	Notional Amount
Interest Rate Caps	10	$1,118,000

Credit-risk-related Contingent Features
The Company has agreements with its derivative counterparties that contain a provision whereby if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations. If the Company were to breach any of the contractual provisions of the derivative contracts, it would be required to settle its obligations under the agreements at their termination value including accrued interest, or approximately $6.8 million.